Investments in Unconsolidated Entities (Tables)	12 Months Ended
Dec. 31, 2013
Equity Method Investments And Joint Ventures [Abstract]
Summarized Financial Information

Summarized financial information on a 100% basis for the combined unconsolidated entities follows:

	December 31
	2013	2012
Assets
Land and housing inventory	$599,487	$377,549
Other assets	57,771	20,469

	$657,258	$398,018

Liability and Equity
Bank indebtedness and other financings	$182,023	$77,442
Accounts payable and other liabilities	62,785	13,485
Equity
Brookfield Residential’s interest	206,198	155,352
Others’ interest	206,252	151,739

	$657,258	$398,018

	Years Ended December 31
	2013	2012
Revenue and Expenses
Revenue	$115,067	$90,186
Direct cost of sales	(80,909)	(78,283)
Other (expense) / income	(6,070)	8,711

Net income	$28,088	$20,614

Brookfield Residential’s share of net income	$8,820	$9,882